Supplementary Financial Information (Schedule Of Quarterly Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
Operating revenues	$ 991	$ 1,068	$ 964	$ 935	$ 958	$ 1,071	$ 948	$ 943	$ 3,958	$ 3,920	$ 3,878
Operating income	184	247	197	160	162	250	196	169	788	777	779
Net income	$ 77	$ 157	$ 112	$ 73	$ 77	$ 163	$ 110	$ 81	$ 419	$ 431	$ 432